STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' DEFICIT

NOTE 4 — STOCKHOLDERS’ DEFICIT:

The Company is authorized by its Certificate of Incorporation to issue an aggregate of 85,000,000 shares of capital stock, of which 75,000,000 are shares of Common Stock and 10,000,000 are shares of preferred stock, par value $0.0001 per share.

All outstanding shares of Common Stock are of the same class and have equal rights and attributes. The holders of Common Stock are entitled to one vote per share on all matters submitted to a vote of stockholders of the Company. All stockholders are entitled to share equally in dividends, if any, as may be declared from time to time by the Board of Directors out of funds legally available. In the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative or preemptive rights.

On March 1, 2006, the Company issued 4,218,750, 2,531,250, and 1,687,500 shares of Common Stock to Michael Rapp, Philip Wagenheim, and Clifford Chapman, respectively, for total cash consideration of $30,000 or $.004 per share.

On May 14, 2009, the Company issued 260,955 shares of Common Stock to Charles Allen for total cash consideration of $928 or $.004 per share.

On March 31, 2011, the Company repurchased 1,687,500 shares of Common Stock from Clifford Chapman for total cash consideration of $6,000 which was recorded as treasury stock.

On April 28, 2011, the Company repurchased 260,955 shares of Common Stock from Charles Allen for total cash consideration of $928, all of which was recorded as treasury stock.

Subsequent to the repurchase of the Allen and Chapman Common Stock, the treasury stock was cancelled.

As of June 30, 2011, 6,750,000 shares of Common Stock were issued and outstanding.

NOTE 4 — STOCKHOLDERS’ DEFICIT:

The Company is authorized by its Certificate of Incorporation to issue an aggregate of 85,000,000 shares of capital stock, of which 75,000,000 are shares of common stock, par value $.0001 per share (the “Common Stock”) and 10,000,000 are shares of preferred stock, par value $.0001 per share (the “Preferred Stock”).

All outstanding shares of Common Stock are of the same class and have equal rights and attributes. The holders of Common Stock are entitled to one vote per share on all matters submitted to a vote of stockholders of the Company. All stockholders are entitled to share equally in dividends, if any, as may be declared from time to time by the Board of Directors out of funds legally available. In the event of liquidation, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of all liabilities. The stockholders do not have cumulative or preemptive rights.

On March 1, 2006, the Company issued 4,218,750, 2,531,250, and 1,687,500 shares to Michael Rapp, Philip Wagenheim, and Clifford Chapman, respectively, for total cash consideration of $30,000 or $.004 per share.

On May 14, 2009, the Company issued 260,955 shares to Charles Allen, for total cash consideration of $927.84 or $.004 per share.

As of December 31, 2010 and 2009, 8,698,455 shares of Common Stock were issued and outstanding.